UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Mangan & McColl Partners, LLC
               --------------------------------------------
Address:       Bank of America Corporate Center
               --------------------------------------------
               100 North Tryon Street, Suite 5130
               --------------------------------------------
               Charlotte, North Carolina   28202
               --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg     Charlotte, North Carolina       February 14, 2005
------------------------   ---------------------------    ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                    124
                                                     ----------------

Form 13F Information Table Value Total:              $   1,242,786
                                                     ----------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


***FOUR
SEASONS
HOTELS  IN       LTD VTG    35100E104      7,606     93,000        SH       X               N/A                    93,000
                   SH

***SONY
CORP-ADR NEW     ADR NEW    835699307      7,597    195,000        SH       X               N/A                   195,000

AAMES
INVESTMENT
CORPORATI        COMMON     00253G108      9,377    876,400        SH       X               N/A                   876,400

ADVANCED
MEDICAL
OPTICS IN        COMMON     00763M108      4,114    100,000        SH       X               N/A                   100,000

ALAMOSA
HOLDINGS INC     COMMON     011589108      2,422    194,200        SH       X               N/A                   194,200

ALTRIA
GROUP INC        COMMON     02209S103      8,523    139,500        SH       X               N/A                   139,500

AMERICAN
INTERNATIONAL
GRO              COMMON     026874107     17,672    269,100        SH       X               N/A                   269,100

AMERICREDIT
CORP             COMMON     03060R101      3,007    123,000        SH       X               N/A                   123,000

AMKOR
TECHNOLOGY INC   COMMON     031652100      1,627    243,500        SH       X               N/A                   243,500

ANCHOR BANCORP
WISCONSIN I      COMMON     032839102        708     24,300        SH       X               N/A                    24,300

APPLE
COMPUTER INC     COMMON     037833100      7,193    111,700        SH       X               N/A                   111,700

APPLIED
MATERIALS INC    COMMON     038222105      2,565    150,000        SH       X               N/A                   150,000

AQUILA INC       COMMON     03840P102      1,661    450,000        SH       X               N/A                   450,000

ARTESYN
TECHNOLOGIES
INC              COMMON     043127109      1,926    170,400        SH       X               N/A                   170,400

ASTORIA
FINANCIAL CORP   COMMON     046265104      4,852    121,400        SH       X               N/A                   121,400

ATLAS
AMERICA INC      COMMON     049167109        869     24,300        SH       X               N/A                    24,300

BANK OF
AMER CORP        COMMON     060505104     12,989    276,430        SH       X               N/A                   276,430

BEAR STEARNS
COMPANIES INC    COMMON     073902108      4,092     40,000        SH       X               N/A                    40,000

BLOCKBUSTER
INC CL A         COMMON     093679108      6,064    635,600        SH       X               N/A                   635,600

SPRINT CORP      COMMON     852061900      2,420     97,400        SH       X               N/A                    97,400

CB RICHARD
ELLIS GROUP INC  COMMON     12497T101      2,516     75,000        SH       X               N/A                    75,000

CAESARS ENT      COMMON     127687101     21,596  1,072,300        SH       X               N/A                 1,072,300

CENTEX CORP      COMMON     152312104      7,448    125,000        SH       X               N/A                   125,000

CFS BANCORP INC  COMMON     12525D102      1,737    121,700        SH       X               N/A                   121,700

CHEMED CORP      COMMON     16359R103      1,678     25,000        SH       X               N/A                    25,000

CHEVIOT
FINCL CORP       COMMON     166774109        368     29,200        SH       X               N/A                    29,200

CITIGROUP INC    COMMON     172967101     26,927    558,890        SH       X               N/A                   558,890

CONSOL
ENERGY INC       COMMON     20854P109      2,997     73,000        SH       X               N/A                    73,000

CORNING INC      COMMON     219350105        883     75,000        SH       X               N/A                    75,000

DELL INC         COMMON     24702R101     12,423    294,800        SH       X               N/A                   294,800

DOBSON
COMMUNICATIONS
CORP             COMMON     256069105         74     43,252        SH       X               N/A                    43,252

DUKE ENERGY
CORP             COMMON     264399106      3,083    121,700        SH       X               N/A                   121,700

EAST WEST
BANCORP INC      COMMON     27579R104      4,481    106,800        SH       X               N/A                   106,800

EBAY INC         COMMON     278642103      8,726     75,000        SH       X               N/A                    75,000

EDISON
INTERNATIONAL    COMMON     281020107      3,491    108,997        SH       X               N/A                   108,997

FIDELITY
NATIONAL
FINANCIA         COMMON     316326107      4,448     97,400        SH       X               N/A                    97,400

FIRST
ACCEPTANCE CORP  COMMON     318457108      1,483    165,500        SH       X               N/A                   165,500

FIRST DATA CORP  COMMON     319963104     14,100    331,452        SH       X               N/A                   331,452

FIRST HEALTH
GROUP CORP       COMMON     320960107      1,822     97,400        SH       X               N/A                    97,400

GENERAL
ELECTRIC CO      COMMON     369604103     12,930    354,246        SH       X               N/A                   354,246

GOLD BANC
CORP INC         COMMON     379907108     18,502  1,265,500        SH       X               N/A                 1,265,500

GOLDMAN SACHS
GROUP INC        COMMON     38141G104     12,662    121,700        SH       X               N/A                   121,700

GOOGLE INC       COMMON     38259P508     11,567     60,000        SH       X               N/A                    60,000

GUIDANT CORP     COMMON     401698105     44,342    615,000        SH       X               N/A                   615,000

HALLIBURTON CO   COMMON     406216101     16,238    413,800        SH       X               N/A                   413,800

HARRAHS
ENTERTAINMENT
INC              COMMON     413619107      3,864     57,762        SH       X               N/A                    57,762

HILTON
HOTELS CORP      COMMON     432848109      8,887    390,800        SH       X               N/A                   390,800

HYPERION
SOLUTIONS CORP   COMMON     44914M104      2,331     50,000        SH       X               N/A                    50,000

INTEGRATED
ELECTRICAL SERV  COMMON     45811E103      1,420    293,400        SH       X               N/A                   293,400

INTEL CORP       COMMON     458140100      7,602    325,000        SH       X               N/A                   325,000

INTERNATIONAL
STEEL GROUP      COMMON     460377104     12,776    315,000        SH       X               N/A                   315,000

IONICS INC       COMMON     462218108     21,094    486,700        SH       X               N/A                   486,700

J P MORGAN
CHASE & CO       COMMON     46625H100     16,142    413,800        SH       X               N/A                   413,800

JOHNSON &
JOHNSON          COMMON     478160104     12,050    190,000        SH       X               N/A                   190,000

KANEB PIPE
LINE PARTNERS L  SR PREF    484169107     12,083    198,500        SH       X               N/A                   198,500
                   UNIT

KANEB
SERVICES LLC     COMMON     484173109      1,050     24,300        SH       X               N/A                    24,300

KINDER MORGAN
INC KANS         COMMON     49455P101     27,479    375,751        SH       X               N/A                   375,751

KING
PHARMACEUTICALS
INC              COMMON     495582108     18,782  1,514,700        SH       X               N/A                 1,514,700

KRISPY KREME
DOUGHNUTS INC    COMMON     501014104      1,841    146,100        SH       X               N/A                   146,100

LUCENT
TECHNOLOGIES
INC              COMMON     549463107     11,186  2,975,000        SH       X               N/A                 2,975,000

MAGNUM
PETROLEUM
INC NEW          COMMON     55972F203      3,767    292,000        SH       X               N/A                   292,000

MANDALAY
RESORT GROUP     COMMON     562567107     58,105    825,000        SH       X               N/A                   825,000

MANULIFE
FINANCIAL CORP   COMMON     56501R106     14,905    322,616        SH       X               N/A                  322,616

METRIS
COMPANIES INC    COMMON     591598107      1,924    150,900        SH       X               N/A                   150,900

MGM MIRAGE       COMMON     552953101     18,185    250,000        SH       X               N/A                   250,000

MICROSOFT
CORP             COMMON     594918104     17,755    664,500        SH       X               N/A                   664,500

MICROTUNE
INC DEL          COMMON     59514P109      1,309    214,300        SH       X               N/A                   214,300

MORGAN STANLEY
DEAN WITTER      COMMON     617446448     12,281    221,200        SH       X               N/A                   221,200

MOTOROLA INC     COMMON     620076109      9,188    534,200        SH       X               N/A                   534,200

NEIGHBORCARE
INC              COMMON     64015Y104     13,022    423,900        SH       X               N/A                   423,900

NEW CENTURY
FINANCIAL        COMMON     6435EV108      7,759    121,400        SH       X               N/A                   121,400

NEXTEL
COMMUNICATIONS
INC-             COMMON     65332V103     35,916  1,196,800        SH       X               N/A                 1,196,800

NORTHWESTERN
CORP NEW         COMMON     668074305     16,961    605,737        SH       X               N/A                   605,737

NOVASTAR
FINANCIAL INC    COMMON     669947400      1,851     37,400        SH       X               N/A                    37,400

NRG ENERGY INC   COMMON     629377508      2,704     75,000        SH       X               N/A                    75,000

OCULAR
SCIENCES INC     COMMON     675744106     54,646  1,115,000        SH       X               N/A                 1,115,000

ORACLE
SYSTEMS CORP     COMMON     68389X105      6,997    510,000        SH       X               N/A                   510,000

OSI SYSTEMS INC  COMMON     671044105      3,981    175,300        SH       X               N/A                   175,300

PATINA OIL &
GAS CORP         COMMON     703224105      4,688    125,000        SH       X               N/A                   125,000

PEABODY ENERGY
CORPORATION      COMMON     704549104      6,012     74,300        SH       X               N/A                    74,300

PFF
BANCORP INC      COMMON     69331W104      3,614     78,000        SH       X               N/A                    78,000

PFIZER INC       COMMON     717081103      5,378    200,000        SH       X               N/A                   200,000

PG&E CORP        COMMON     69331C108      8,912    267,800        SH       X               N/A                   267,800

PIONEER
COMPANIES INC    COMMON     723643300      2,426    116,900        SH       X               N/A                   116,900

PROVIDENT
FINANCIAL
SERVIC           COMMON     74386T105      1,337     69,000        SH       X               N/A                    69,000

PROVIDIAN
FINANCIAL CORP   COMMON     74406A102      2,489    151,100        SH       X               N/A                   151,100

PROVINCE
HEALTHCARE CO    COMMON     743977100     36,692  1,641,700        SH       X               N/A                 1,641,700

PULITZER INC     COMMON     745769109      4,734     73,000        SH       X               N/A                    73,000

RAIT INVESTMENT
TRUST            COMMON     749227104        980     35,031        SH       X               N/A                    35,031

RELIANT
ENERGY INC       COMMON     75952B105     14,989  1,098,100        SH       X               N/A                 1,098,100

SAXON
CAPITAL INC      COMMON     80556T106      1,216     50,700        SH       X               N/A                    50,700

SELECT MED
CORP OC-COM      COMMON     816196109      7,040    400,000        SH       X               N/A                   400,000

SEMICONDUCTOR
HOLDRS TR        COMMON     816636203      7,508    225,000        SH       X               N/A                   225,000

SHAW GROUP INC   COMMON     820280105      1,339     75,000        SH       X               N/A                    75,000

SIMON PROPERTY
GROUP INC        COMMON     828806109      5,772     89,250        SH       X               N/A                    89,250

SIMON PROPERTY
GROUP INC        PFD CONV   828806802      8,674    146,463        SH       X               N/A                   146,463
                    I 6%

SOUND FEDERAL
BANCORP INC      COMMON     83607V104      1,076     66,200        SH       X               N/A                    66,200

SONY CORP        COMMON     835699307      7,597    195,000        SH       X               N/A                   195,000

SPRINT CORP      COMMON     852061100     13,317    535,900        SH       X               N/A                   535,900

TELEWEST
GLOBAL INC       COMMON     87956T107     10,722    609,900        SH       X               N/A                   609,900

TEMPLE
INLAND INC       COMMON     879868107     18,673    273,000        SH       X               N/A                   273,000

TEXAS GENCO
HLDGS INC        COMMON     882443104      1,880     40,000        SH       X               N/A                    40,000

TIME WARNER INC  COMMON     887317105      5,209    267,800        SH       X               N/A                   267,800

TITAN CORP       COMMON     888266103      7,471    461,200        SH       X               N/A                   461,200

TOYS R US INC    COMMON     892335100      8,968    438,100        SH       X               N/A                   438,100

TRIZEC
PROPERTIES INC   COMMON     89687P107      5,760    304,443        SH       X               N/A                   304,443

TXU CORP         COMMON     873168108     33,298    515,776        SH       X               N/A                   515,776

TYCO
INTERNATIONAL
LTD              COMMON     902124106      9,689    271,100        SH       X               N/A                   271,100

UNISOURCE
ENERGY CORP      COMMON     909205106     15,840    656,995        SH       X               N/A                   656,995

UNIVISION
COMMUNICATIONS I COMMON     914906102      7,414    253,295        SH       X               N/A                   253,295

USG CORP
NEW $0.10 PAR    COMMON     903293405     27,476    682,300        SH       X               N/A                   682,300

VARCO INTL
INC DEL          COMMON     922122106     35,359  1,213,000        SH       X               N/A                 1,213,000

VERITAS
SOFTWARE CORP    COMMON     923436109     40,281  1,410,900        SH       X               N/A                 1,410,900

VISX INC - DEL   COMMON     92844S105     10,622    410,600        SH       X               N/A                   410,600

VORNADO
REALTY TRUST     COMMON     929042109      7,663    100,659        SH       X               N/A                   100,659

W R GRACE &
CO-DEL NEW       COMMON     38388F108     10,403    764,400        SH       X               N/A                   764,400

WACHOVIA CORP
2ND NEW          COMMON     929903102      8,669    164,805        SH       X               N/A                   164,805

WALTER
INDUSTRIES
INC NEW          COMMON     93317Q105      7,077    209,800        SH       X               N/A                   209,800

WEBSTER
FINANCIAL CORP   COMMON     947890109      2,076     41,000        SH       X               N/A                    41,000

WELLCHOICE INC   COMMON     949475107     11,737    219,800        SH       X               N/A                   219,800

WHEELING
PITTSBURGH
CORP             COMMON     963142302        964     25,000        SH       X               N/A                    25,000

WILLIAMS
COMPANIES INC    COMMON     969457100     10,310    632,900        SH       X               N/A                   632,900

YAHOO INC        COMMON     984332106     10,215    271,100        SH       X               N/A                   271,100

YELLOW
ROADWAY
CORPORATION      COMMON     985577105      5,571    100,000        SH       X               N/A                   100,000





